Revenue (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Revenue [Abstract]
Schedule of Revenue from Contracts with Customers

Revenue breakdowns by revenue from contracts with customers and other sources for the three months ended June 30, 2024 and 2025, are as follows:

	For the three months ended June 30,
(In millions)	2024	2025
Revenue arising from contracts with customers
Transaction revenue(1)	¥74,634	¥83,364
Commission received(2)	660	189
Sub-total	75,294	83,553

Other sources
Staking revenue	—	381
Other revenue(3)	6	55
Sub-total	6	436
Total	¥75,300	¥83,989

(1)      Transaction revenue mainly refers to the revenue from sales of crypto assets to customers and cover counterparties.

(2)      Commission received refers to remittance fees, deposit and withdrawal fees, commissions that received from the issuer and the applicants in the IEO business, commissions that arise from transactions on the Coincheck NFT Marketplace and commissions that arise from transactions on the Exchange platform and others.

(3)      Other revenue is mainly related to the interest received from financial operations with JSF Trust and Banking Co., Ltd.

Revenue breakdowns by revenue from contracts with customers and other sources for the year ended March 31, 2023, 2024 and 2025, are as follows:

	For the fiscal year ended March 31,
(In millions)	2023	2024	2025
Revenue arising from contracts with customers
Transaction revenue(1)	¥174,937	¥223,046	¥381,705
Commission received(2)	1,055	729	1,500
Other revenue(3)	932	274	—
Sub-total	176,924	224,049	383,205

Other sources
Other revenue(4)	—	—	125
Sub-total	—	—	125
Total	¥176,924	¥224,049	¥383,330

(1)      Transaction revenue mainly refers to the revenue from sales of crypto assets to customers and cover counterparties.

(2)      Commission received refers to remittance fees, deposit and withdrawal fees, commissions that received from the issuer and the applicants in the IEO business, commissions that arise from transactions on the Coincheck NFT Marketplace and commissions that arise from transactions on the Exchange platform and others.

(3)      Other revenue are mainly related to sales of NFTs owned by the Company.

(4)      Other revenue are mainly related to the interest received from financial operations with JSF Trust and Banking Co., Ltd.